Financial assets and liabilities - Changes in liabilities arising from financing activities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Financial assets and liabilities
Current interest-bearing loans and borrowings, beginning of the year		$ 1,051,237	$ 1,371,202
Non-current interest-bearing loans and borrowings, beginning of the year		943,046	219,817
Total liabilities from financing activities, beginning of the year		1,994,283	1,591,019
Net cash flows, current		419,350	(753,897)
Net cash flows, non-current		1,093,808	938,681
Net cash flows, total		1,513,158	184,874
Foreign exchange movement, current		25,924	121,271
Foreign exchange movement, non-current		(50,521)	98,450
Foreign exchange movement, total		(24,597)	219,721
Reclassification and other, current		907,051	312,661
Reclassification and other, non-current		(907,181)	(313,902)
Reclassification and other, total		(130)	(1,241)
Current interest-bearing loans and borrowings, end of the year	$ 121,789	2,403,562	1,051,237
Non-current interest-bearing loans and borrowings, end of the year	$ 54,681	1,079,152	943,046
Total liabilities from financing activities, end of the year		$ 3,482,714	$ 1,994,283